Share-based payment arrangements	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payment arrangements
22. Share-based payment arrangements
Share-based payments expense consists of:

	December 31, 2019	December 31, 2018

Share options	$3,128	$3,392
Restricted share units with no performance criteria	1,600	1,425
Restricted share units with performance criteria	1,195	175
Deferred units	2,209	(277)
Performance share units	2,264	2,274
	$10,396	$6,989

(i)	Share option plans
Previously, the Company had two share option plans (the “Plans”) approved, as amended and restated, by the shareholders from time to time. On June 21, 2018, shareholders approved the combination of the two previous stock option plans into the Incentive Stock Option Plan (the "Plan") effective as of June 21, 2018 under which share purchase options (“Options”) can be granted to officers, employees and consultants.
The Plan consists of options which are subject to a 5-year maximum term and payable in shares of the Company when vested and exercised. The Plan prohibits the re-pricing of Options without shareholder approval. Options vest at the discretion of the Board of Directors at the time an Option is granted. Options generally vest in three equal and separate tranches with vesting commencing one year after the date of grant and the second and third tranches vesting on the second and third anniversary of the grant date.
As at December 31, 2019, a total of 3,748,454 options (2018 – 3,928,361) were available to grant under the Plan.
22. Share-based payment arrangements (continued)
Movements in the number of share options outstanding and their related weighted average exercise prices are as follows:

	2019		2018
	Weighted average exercise price Cdn$	Number of options	Weighted average exercise price Cdn$	Number of options
At January 1,	$22.56	5,591,228	$30.18	5,944,510
Granted	5.98	2,387,256	6.20	1,078,797
Exercised	6.20	(56,644)	—	—
Expired	38.96	(697,322)	51.46	(870,904)
Forfeited	21.48	(1,510,027)	26.99	(561,175)
At December 31,	$14.08	5,714,491	$22.56	5,591,228

The weighted average market share price at the date of exercise for share options exercised in 2019 was Cdn$10.43 (2018 - no options exercised).
Options outstanding are as follows:

	December 31, 2019			December 31, 2019
	Total options outstanding			Exercisable options
Range of exercise price Cdn$	Shares	Weighted average remaining contractual life (years)	Weighted average exercise price Cdn$	Shares	Weighted average exercise price Cdn$

$5.00 to $5.99	2,097,795	4.2	$5.68	—	—
$6.00 to $6.99	818,003	3.3	6.20	250,703	6.20
$10.00 to $10.99	152,941	4.9	10.40	—	—
$16.00 to $16.99	986,984	1.1	16.10	986,984	16.10
$21.00 to $21.99	20,000	1.8	21.15	13,333	21.15
$22.00 to $22.99	668,396	2.1	22.00	499,293	22.00
$23.00 to $23.99	151,933	2.2	23.18	101,287	23.18
$29.00 to $29.99	2,449	1.4	29.55	2,449	29.55
$33.00 to $33.99	795,990	0.1	33.35	795,990	33.35
$35.00 to $35.99	20,000	—	35.40	20,000	35.40

	5,714,491	2.6	$14.08	2,670,039	$21.87

22. Share-based payment arrangements (continued)
The assumptions used to estimate the fair value of options granted during the years ended December 31, 2019 and 2018 were:

	2019	2018
Risk-free interest rate (range) (%)	1.34 – 1.80	1.80 – 2.20
Expected volatility (range) (%)	59 – 63	58 – 64
Expected life (range) (years)	1.98 – 3.98	1.79 – 3.79
Expected dividends (Cdn$)	—	—

The weighted average fair value per stock option granted was Cdn$2.19 (2018 – Cdn$2.32). Volatility was determined based on the historical volatility over the estimated lives of the options.

(ii)	Restricted share units plan
The Company has a Restricted Share Unit plan (“RSU” plan) whereby restricted share units may be granted to senior management of the Company. The current maximum number of common shares authorized for issue under the RSU plan is 5,000,000. As at December 31, 2019, 370,549 common shares purchased by the Company remain held in trust in connection with this plan (2018 – 508,127) and have been included in treasury stock within equity on the consolidated statement of financial position.
Currently, the Company has two types of RSUs:
a. RSU with no performance criteria
These RSUs are exercisable into one common share once vested, for no additional consideration. They vest as follows: one third on the first anniversary of the grant date, one third on the second anniversary of the grant date and one third on the third anniversary of the grant date. RSUs with no performance criteria terminate on the third anniversary of the grant date.  All vested RSUs which have not been redeemed by the date of termination are automatically redeemed.  Such RSUs may be redeemed by the holder in shares or cash, with cash redemptions subject to the approval of the Board.
A total of 391,092 RSUs with no performance criteria at an average grant-date fair value of Cdn$5.68 per unit were granted during the year ended December 31, 2019 under the Company’s RSU plan. The fair value of each RSU issued is determined based on the quoted market value of the Company's shares on date of grant.
A summary of the status of the RSUs with no performance criteria and changes during the year ended December 31, 2019 is as follows:

	2019	2018
At January 1,	333,119	341,198
Granted	391,092	214,859
Redeemed	(137,594)	(181,491)
Forfeited	(50,287)	(41,447)
At December 31,	536,330	333,119

As at December 31, 2019, 29,111 restricted share units are fully vested and exercisable (2018 – 29,371).
22. Share-based payment arrangements (continued)
b. RSU with performance criteria
RSUs with performance criteria vest on the third anniversary of the grant date, subject to achievement of pre-determined performance criteria. When fully vested, the number of RSUs redeemed will range from 0% to 200% of the target award, subject to the performance of the share price over the 3 year period.
A total of 412,473 RSUs with performance criteria were granted during the year ended December 31, 2019 under the Company’s RSU plan. The fair value of each RSU with performance criteria issued is determined based on fair value of the share units on the date of grant which is based on the forward price of the Company's shares and an index consisting of global gold-based securities.
A summary of the status of the RSUs with performance criteria and changes during the year ended December 31, 2019 is as follows:

	2019	2018
At January 1,	152,927	—
Granted	412,473	167,976
Forfeited	(107,902)	(15,049)
At December 31,	457,498	152,927

(iii)	Deferred units plan
The Company has an Independent Directors Deferred Unit plan (“DU Plan”) under which DU’s are granted by the Board from time to time to independent directors (“the Participants”). DUs may be redeemed only on retirement of the independent director from the Board (the “Termination Date”) by providing the redemption notice (“Redemption Notice”) to the Company specifying the redemption date which shall be no later than December 15 of the first calendar year commencing after the calendar year in which the Termination Date occurred (the “Redemption Date”). Fifteen (15) trading days after the Redemption Date but no later than December 31 of the first calendar year commencing after the calendar year in which the Termination Date occurred, the Participant shall have the right to receive, and shall receive, with respect to all DUs held at the Redemption Date a cash payment equal to the market value of such DUs as of the Redemption Date.
At December 31, 2019, 362,433 DUs were outstanding (2018 – 234,125) with a fair value of $2,911 (2018 – $686), which is included in accounts payable and accrued liabilities. The fair value of each deferred unit issued is determined as the closing share price of the Company's common shares on the grant date and at each reporting date.
(iv) Performance share units plan
The Company has a Performance Share Unit plan (the “PSU” Plan) whereby PSUs may be granted to senior management of the Company at the discretion of the Board of Directors. Under the plan, PSUs cliff vest on the third anniversary of the grant date (the “Redemption Date”) and are subject to terms and conditions including the achievement of predetermined performance criteria (the “Performance Criteria”). When fully vested the number of PSUs redeemed will range from 0% to 200% of the target award, subject to the achievement of the Performance Criteria. Once vested, at the option of the Company, PSU’s are redeemable as a cash payment equal to the market value of the vested PSUs as of the Redemption Date, common shares of the Company equal to the number of vested PSUs, or a combination of cash and shares equal to the market value of the vested PSUs, for no additional consideration from the PSU holder and to be redeemed as soon as practicable after the Redemption Date.
A total of 264,083 PSUs were granted during the year ended December 31, 2019 under the PSU Plan (2018 – 261,523). The current maximum number of common shares authorized for issuance from treasury under the PSU Plan is 626,000. The fair value of each PSU issued is determined based on fair value of the share units on the date of grant which is based on the forward price of the Company's shares and an index consisting of global gold securities.
22. Share-based payment arrangements (continued)
Movements in the PSUs during the year ended December 31, 2019 are as follows:

	2019	2018
At January 1,	484,899	381,293
Granted	264,083	261,522
Expired	(129,109)	(118,605)
Forfeited	(8,988)	(39,311)
At December 31,	610,885	484,899